Leases - Liability maturity (Details) - GBP (£) £ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis of operating lease payments [abstract]
Current	£ 2,396	£ 2,641
Non-current	16,221	10,942
Lease liabilities	£ 18,617	£ 13,583